CLAYMORE EXCHANGE-TRADED FUND TRUST

Guggenheim BulletShares 2013 Corporate Bond ETF (“BSCD”)
Guggenheim BulletShares 2014 Corporate Bond ETF (“BSCE”)
Guggenheim BulletShares 2015 Corporate Bond ETF (“BSCF”)
Guggenheim BulletShares 2016 Corporate Bond ETF (“BSCG”)
Guggenheim BulletShares 2017 Corporate Bond ETF (“BSCH”)
Guggenheim BulletShares 2018 Corporate Bond ETF (“BSCI”)
Guggenheim BulletShares 2019 Corporate Bond ETF (“BSCJ”)
Guggenheim BulletShares 2020 Corporate Bond ETF (“BSCK”)
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF (“BSJC”)
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF (“BSJD”)
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF (“BSJE”)
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (“BSJF”)
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF (“BSJG”)
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF (“BSJH”)
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF (“BSJI”)
Guggenheim Spin-Off ETF (“CSD”)
Guggenheim Multi-Asset Income ETF (“CVY”)
Guggenheim Mid-Cap Core ETF (“CZA”)
Guggenheim Defensive Equity ETF (“DEF”)
Guggenheim BRIC ETF (“EEB”)
Guggenheim Enhanced Core Bond ETF (“GIY”)
Guggenheim Enhanced Short Duration Bond ETF (“GSY”)
Guggenheim S&P Global Dividend Opportunities Index ETF (“LVL”)
Guggenheim Insider Sentiment ETF (“NFO”)
Guggenheim Raymond James SB-1 Equity ETF (“RYJ”)
Wilshire 5000 Total Market ETF (“WFVK”)
Wilshire Micro-Cap ETF (“WMCR”)
Wilshire US REIT ETF (“WREI”)
Wilshire 4500 Completion ETF (“WXSP”)

CLAYMORE EXCHANGE-TRADED FUND TRUST 2

Guggenheim ABC High Dividend ETF (“ABCS”)
Guggenheim S&P Global Water Index ETF (“CGW”)
Guggenheim China Technology ETF (“CQQQ”)
Guggenheim Timber ETF (“CUT”)
Guggenheim Canadian Energy Income ETF (“ENY”)
Guggenheim Airline ETF (“FAA”)
Guggenheim Frontier Markets ETF (“FRN”)
Guggenheim China Small Cap ETF (“HAO”)
Guggenheim International Multi-Asset Income ETF (“HGI”)
Guggenheim Yuan Bond ETF (“RMB”)
Guggenheim Shipping ETF (“SEA”)
Guggenheim Solar ETF (“TAN”)
Guggenheim China Real Estate ETF (“TAO”)
Guggenheim China All-Cap ETF (“YAO”)

Supplement to the currently effective Statement of Additional Information (the “SAI”) for the above-listed Funds:

All references to Mr. Kevin Robinson are hereby removed from the SAI.  The following information is hereby added to the executive officers chart in the “Management- Trustees and Officers” section of the SAI:

Name, Address and Year of Birth of Executive Officer*	Position(s) Held with Trust	Term of Time Served**	Principal Occupation(s) During Past 5 Years

Amy J. Lee Year of Birth: 1961	Chief Legal Officer	Since 2013
Managing Director, Guggenheim Investments (2012-present); Senior Vice President & Secretary, Security Investors, LLC (2010 -present); Secretary & Chief Compliance Officer, Security Distributors, Inc. (1987 -2012); Vice President, Associate General Counsel &  Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (1987-2012);  Chief Legal Officer (2012) of certain funds in the Guggenheim Funds Complex.

In addition, Ms. Joanna Cattalucci’s position with Claymore Exchange-Traded Fund Trust and Claymore Exchange-Traded Fund Trust 2 is hereby “Chief Compliance Officer.”

The following language is hereby added to the end of the first paragraph in the “Management-Financial Intermediary Compensation” section of the SAI:

The Distributor and its affiliates have established a revenue sharing arrangement with Charles Schwab & Co., Inc. (“Schwab”). Under this arrangement, Schwab has agreed not to charge its customers any trading commissions when those customers purchase or sell shares of certain Guggenheim Funds online. In addition, Schwab will promote the availability of commission-free ETF trading to its customers.

Claymore Exchange-Traded Fund Trust
2455 Corporate West Drive
Lisle, Illinois 60532

Claymore Exchange-Traded Fund Trust 2
2455 Corporate West Drive
Lisle, Illinois 60532

Please Retain This Supplement for Future Reference

March 18, 2013	ETFCLO-SUP2